Insurance business - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Jun. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Contracts held with reinsurers		£ 401	£ 422
Liabilities arising from insurance and participating investment contracts		135,318	122,087
Deferred tax assets		3,990	5,005
Fair value of underlying items in respect of direct participating contracts		£ 121,347	£ 110,045
Confidence level used to determine risk adjustment for non-financial risk		68.00%	68.00%
Percentage of base mortality, used in calculating bespoke mortality rates		100.00%	100.00%
Disposal group
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Contracts held with reinsurers	£ 4,900	£ 0	£ 5,059
Liabilities arising from insurance and participating investment contracts	5,100	0	5,268
Goodwill	50	0	50
Deferred tax assets	9	£ 0	£ 13
CSM recognised for services provided	179
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	£ 120
Minimum
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Lapse rate for workplace pensions		1.30%	0.80%
Lapse rate for longstanding business		0.50%	0.50%
Maximum
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Lapse rate for workplace pensions		16.90%	13.80%
Lapse rate for longstanding business		74.10%	74.10%
Insurance and participating investment contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Confidence level used to determine risk adjustment for non-financial risk		85.00%	85.00%
Financial assets at fair value through profit or loss
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts		£ 122,685	£ 111,435
Derivative financial liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts		£ (902)	£ (1,125)